Other Liabilities and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Liabilities and Accrued Expenses
Other Liabilities and Accrued Expenses

8. Other Liabilities and Accrued Expense

Other liabilities and accrued expense as of September 30, 2020 and December 31, 2019 consist of the following ($ in millions):

	As of
	September 30,	December 31,
	2020	2019
Deferred ceded commission	$20.9	$—
Ceded premium payable	17.9	3.9
Accrued advertising costs	6.3	7.9
Accrued professional fees	2.6	2.8
Premium taxes payable	2.3	2.6
Employee compensation payable	2.2	1.0
Indirect taxes payable	0.3	0.4
Income tax payable	0.2	0.5
Other payables	1.4	0.6
Total other liabilities and accrued expense	$54.1	$19.7

13. Other Liabilities and Accrued Expenses

Other liabilities consists of the following ($ in millions):

	December 31,
	2018	2019
Accrued advertising costs	$4.6	$7.9
Ceded premium payable	2.3	3.9
Accrued professional fees	1.4	2.8
Premium taxes payable	1.2	2.6
Employee compensation payable	0.2	1.0
Income tax payable	—	0.5
Indirect taxes payable	—	0.4
Other payables	0.1	0.6
Total other liabilities and accrued expenses	$9.8	$19.7